Long-Term Debt and Other Financial Liabilities, Covenants (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Vessel Installment	Dec. 31, 2019 USD ($)
Secured Credit Facilities [Abstract]
Net book value	$ 253,175	$ 254,167
Vessels Subject to Mortgages [Member]
Secured Credit Facilities [Abstract]
Number of vessels secured by first and second priority mortgages | Vessel	8
Net book value	$ 191,519
Bareboat Chartered Vessels [Member]
Secured Credit Facilities [Abstract]
Net book value	$ 60,189
Number of vessels serving as collateral | Vessel	2
UniCredit Bank Loan Facility [Member]
Secured Credit Facilities [Abstract]
Number of installments deferred | Installment	2
Installment payment	$ 1,552